Business Combination - Additional Information (Details) - Rigetti Holdings, Inc. - QX Branch [Member] - USD ($)		12 Months Ended
	Jul. 29, 2019	Jan. 31, 2021
Business Acquisition [Line Items]
Business combination consideration transferred equity interests issued and issuable	$ 5,572,454
Business combination contingent consideration payable current	$ 569,196
Business combination period over which the goodwill is deductible	15 years
Business combination acquistion costs incurred and expensed		$ 10,409